Offerings	Jul. 20, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units
Maximum Aggregate Offering Price	$ 17,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,382.23
Offering Note	There is no current market for the securities or price at which the securities are being offered. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. Includes Common Shares and/or Warrants to purchase Common Shares that may be purchased by the underwriters pursuant to their over-allotment option.

Each unit consists of one Common Share and a Warrant to purchase one Common Share at an exercise price per share equal to 125% of the unit offering price.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share, included in the Units
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the Common Shares registered hereby also include an indeterminate number of additional Common Shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. Included in the price of the units. No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Warrants included in the Units
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Included in the price of the units. No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share, underlying the Warrants included in the Units
Maximum Aggregate Offering Price	$ 17,250,000.00
Amount of Registration Fee	$ 2,523.11
Offering Note	Included in the price of the units. No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Representative Warrants
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	We have agreed to issue to the representative of the several underwriters warrants to purchase the number of Common Shares in the aggregate equal to five percent (5%) of the Common Shares to be issued and sold in this offering. The warrants are exercisable for a price per share equal to 110% of the public offering price.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. The Representative’s Warrant is exercisable at 110% of the public offering price. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the Representative’s Warrants is $948,750 which is equal to 110% of $862,500 (5% of the proposed maximum aggregate offering price for the Common Shares of $17,250,000). Pursuant to Rule 416, the registrant is also registering an indeterminate number of additional Common Shares that are issuable by reason of the anti-dilution provisions of the Representative’s Warrants.
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share, underlying Representative Warrants
Maximum Aggregate Offering Price	$ 948,750.00
Amount of Registration Fee	$ 138.77
Offering Note	In accordance with Rule 457(g) under the Securities Act, because the Common Shares of the registrant underlying the Representative’s Warrant is registered hereby, no separate registration fee is required with respect to the Representative’s Warrant registered hereby.